                          SHORT-TERM INVESTMENTS TRUST

                              CASH ASSETS PORTFOLIO

                              (INSTITUTIONAL CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated December 2, 2004, as revised January 12, 2005

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."


Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I  M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."


Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

\
                          SHORT-TERM INVESTMENTS TRUST

                        GOVERNMENT TAXADVANTAGE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."


Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                             LIQUID ASSETS PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005


The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."


Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I  M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                          SHORT-TERM INVESTMENTS TRUST

                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND         TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS     OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST      AND/OR                                                         HELD BY TRUSTEE
                                    OFFICER
                                     SINCE
---------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------
Russell C. Burk(5) -- 1958          2005         Formerly: Director of Compliance and Assistant  N/A
Senior Vice President                            General Counsel, ICON Advisers, Inc.;
                                                 Financial Consultant, Merrill Lynch; General
                                                 Counsel and Director of Compliance, ALPS
                                                 Mutual Funds, Inc.

J. Philip Ferguson(6) -- 1945       2005         Senior Vice President and Chief Investment      N/A
Vice President                                   Officer, A I M Advisors Inc.; Director,
                                                 Chairman, Chief Executive Officer, President
                                                 and Chief Investment Officer, A I M Capital
                                                 Management, Inc; Executive Vice President,
                                                 A I M Management Group Inc.

                                                 Formerly: Senior Vice President, AIM Private
                                                 Asset Management, Inc.; Chief Equity Officer,
                                                 and Senior Investment Officer, A I M Capital
                                                 Management, Inc.; and Managing Partner,
                                                 Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS- OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.

                                       1